CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2024
CONTRACT ASSETS, NET
CONTRACT ASSETS, NET

4.    CONTRACT ASSETS, NET

Contract assets as of December 31, 2023 and 2024 are as follows:

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
Contract assets	1,142,192	1,126,636
Allowance	(164,141)	(117,716)
Contract assets, net	978,051	1,008,920

The following table presents the movement of allowance for contract assets for the years ended December 31, 2023 and 2024:

	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB
Balance at beginning of the year	153,435	164,141
Allowance for contract assets	196,426	234,122
Write-off	(185,720)	(280,547)
Balance at end of the year	164,141	117,716